Financial Instruments and Risk Management - Schedule Of Fair Value Of Derivative Hedge Instrument One (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2024 R$ / shares
Probable Scenario [Member]
Disclosure of financial liabilities [line items]
Net foreign exchange gain per share	R$ 5.7
Adverse Scenario [Member]
Disclosure of financial liabilities [line items]
Net foreign exchange gain per share	R$ 6.48